Management Report - Corporate Divisions - Deutsche Asset Management (Detail) - Asset Management [Member] - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net revenues [Abstract]
Management Fees	€ 530	€ 575	€ 1,062	€ 1,139
Performance and transaction fees	29	86	47	105
Other revenues	1	15	(3)	38
Total net revenues	561	676	1,106	1,283
Provision for credit losses	(1)	0	0	0
Noninterest expenses [Abstract]
Compensation and benefits	194	202	388	400
General and administrative expenses	240	234	517	455
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	7	2	9	4
Total noninterest expenses	441	438	914	860
Noncontrolling interests	26	1	26	1
Income (loss) before income taxes	€ 93	€ 238	€ 165	€ 422